Note 16 - Gain on Early Extinguishment of Debt	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Early Extinguishment of Debt [Text Block]

Note 16 – Gain on Early Extinguishment of Debt

During the year ended December 31, 2021, the Company recognized a gain on early extinguishment of debt of $113,772, consisting of the forgiveness of $112,925 of principal and $847 of interest, on our PPP loan pursuant to Payroll Protection Program established as part of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”).